SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable		$ 2,880,915	$ 4,379,814
Allowance for credit losses	$ (183,861)		(175,676)
Accounts receivable, net		$ 2,880,915	$ 4,204,138